                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE LARGE-CAP VALUE FUND

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LARGE-CAP VALUE FUND as of June 30, 2004

I N V E S T M E N T  U P D A T E

[PHOTO OF MICHAEL R. MACH]
Michael R. Mach, CFA
Portfolio Manager

MANAGEMENT DISCUSSION

- During the six months ended June 30, 2004, the U.S. stock market recorded solid gains as an improving economy, robust corporate earnings growth and low interest rates all contributed to the market's continuing recovery. During this same period, Large-Cap Value Fund recorded positive low-single-digit returns, modestly lagging one of its benchmarks (the Russell 1000 Value Index), while slightly outpacing the other (the S&P 500 Composite Index).(1)

- Throughout the period, lower tax rates and new job creation provided consumers with money to spend and the confidence needed to spend it. In addition, growing energy demand kept oil and gas prices high, benefiting companies throughout the energy industry. These two trends contributed positively to the performance of the Portfolio's holdings in the consumer and energy sectors over the past six months.

- In April 2004, a series of economic reports indicated surprisingly strong retail sales and jobs growth. These reports caused interest rates to jump and triggered investor anxiety about possible future rate increases. This precipitated a correction across sectors of the stock market commonly perceived to be interest rate sensitive, such as utilities and financial companies. Reflecting these trends, Portfolio holdings of certain financial companies, along with some utility stocks, trended lower, holding back the Fund's semiannual returns.

- The Fund continues to seek investments in companies characterized by strong business franchises and attractive growth prospects, buying shares of such companies when, in our opinion, they are available at discount valuations relative to the overall equity market. As always we thank you, our fellow shareholders, for your continued participation and confidence in the Fund.

THE FUND

  THE PAST SIX MONTHS

- During the six months ended June 30, 2004, the Fund's Class A shares had a total return of 3.46%. This return was the result of an increase in net asset value (NAV) per share to $15.18 on June 30, 2004, from $14.76 on December 31, 2003, and the distribution of $0.09 per share in dividend income.(2)

- The Fund's Class B shares had a total return of 3.06% during the same period, the result of an increase in NAV per share to $17.49 from $17.02, and the distribution of $0.05 per share in dividend income.(2)

- The Fund's Class C shares had a total return of 3.03% during the same period, the result of an increase in NAV per share to $13.92 from $13.55, and the distribution of $0.04 per share in dividend income.(2)

- In the period since inception on February 18, 2004, the Fund's Class R shares had a total return of -0.58%, reflecting a decrease in NAV per share to $12.90 from $13.00, and the distribution of $0.025 per share in dividend income.(2)

- For comparison, the Russell 1000 Value Index returned 3.93%for the period from December 31, 2003, to June 30, 2004.(1) The S&P 500 had a return of 3.44%, and the average return of funds in the Lipper Large-Cap Value Classification was 3.24% for the same period.(1)

  THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
AS OF JUNE 30, 2004

PERFORMANCE(3)                                               CLASS A     CLASS B   CLASS C   CLASS R
----------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                      18.70%      17.81%    17.78%     N/A
Five Years                                                     3.69        2.89      2.87      N/A
Ten Years                                                     12.61         N/A       N/A      N/A
Life of Fund+                                                  9.54       11.33     11.56    -0.58

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                      11.87%      12.81%    16.78%     N/A
Five Years                                                     2.46        2.57      2.87      N/A
Ten Years                                                     11.94         N/A       N/A      N/A
Life of Fund+                                                  9.45       11.33     11.56    -0.58

+Inception Dates - Class A: 09/23/31; Class B: 08/17/94; Class C:11/04/94; Class R: 2/18/04

(1) It is not possible to invest directly in an Index or a Lipper Classification. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be reduced. (3) SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class R generally has no sales charge or CDSC.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.


  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investment in Large-Cap Value Portfolio, at value
   (identified cost, $694,603,691)                                  $   793,835,632
Receivable for Fund shares sold                                           4,577,246
Prepaid expenses                                                             44,079
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                        $   798,456,957
-----------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                    $     2,140,476
Payable to affiliate for distribution and service fees                       16,735
Payable to affiliate for Trustees' fees                                         992
Accrued expenses                                                             27,358
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $     2,185,561
-----------------------------------------------------------------------------------
NET ASSETS                                                          $   796,271,396
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                     $   703,751,676
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                         (6,870,245)
Accumulated undistributed net investment income                             158,024
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                         99,231,941
-----------------------------------------------------------------------------------
TOTAL                                                               $   796,271,396
-----------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                          $   557,247,716
SHARES OUTSTANDING                                                       36,715,492
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
   interest outstanding)                                            $         15.18
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $15.18)                                 $         16.11
-----------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                          $   138,092,999
SHARES OUTSTANDING                                                        7,894,422
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                                         $         17.49
-----------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                          $   100,525,450
SHARES OUTSTANDING                                                        7,219,359
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                                         $         13.92
-----------------------------------------------------------------------------------

CLASS R SHARES
NET ASSETS                                                          $       405,231
SHARES OUTSTANDING                                                           31,404
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                                         $         12.90
-----------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Dividends allocated from Portfolio (net of foreign taxes, $37,679)  $     8,378,918
Interest allocated from Portfolio                                            88,949
Expenses allocated from Portfolio                                        (2,368,208)
-----------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                $     6,099,659
-----------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                         $         1,820
Distribution and service fees
   Class A                                                                  602,404
   Class B                                                                  681,360
   Class C                                                                  478,593
   Class R                                                                      418
Transfer and dividend disbursing agent fees                                 341,965
Registration fees                                                            80,783
Printing and postage                                                         33,448
Legal and accounting services                                                21,074
Custodian fee                                                                20,208
Miscellaneous                                                                 8,037
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $     2,270,110
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $     3,829,549
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $    29,155,569
   Foreign currency transactions                                               (106)
-----------------------------------------------------------------------------------
NET REALIZED GAIN                                                   $    29,155,463
-----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $   (11,425,445)
   Foreign currency                                                           1,273
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $   (11,424,172)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    $    17,731,291
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    21,560,840
-----------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                               JUNE 30, 2004       YEAR ENDED
                                                               (UNAUDITED)         DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations--
   Net investment income                                       $      3,829,549    $       3,757,188
   Net realized gain from investment
      transactions and foreign
      currency transactions                                          29,155,463              526,735
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                                          (11,424,172)          88,413,755
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     21,560,840    $      92,697,678
----------------------------------------------------------------------------------------------------
Distributions to shareholders--
   From net investment income
      Class A                                                  $     (3,062,078)   $      (2,852,589)
      Class B                                                          (402,879)            (475,325)
      Class C                                                          (283,313)            (285,571)
      Class R                                                              (458)                  --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $     (3,748,728)   $      (3,613,485)
----------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $    247,930,874    $     148,178,487
      Class B                                                        21,728,964           45,314,288
      Class C                                                        19,394,260           45,107,796
      Class R                                                           419,929                   --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                         2,525,748            2,108,569
      Class B                                                           311,524              370,014
      Class C                                                           164,631              165,787
      Class R                                                               458                   --
   Cost of shares redeemed
      Class A                                                       (44,735,104)         (54,965,622)
      Class B                                                       (15,673,210)         (21,650,911)
      Class C                                                       (10,474,012)         (13,130,354)
      Class R                                                           (19,915)                  --
   Net asset value of shares exchanged
      Class A                                                         7,362,038                   --
      Class B                                                        (7,362,038)                  --
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                     $    221,574,147    $     151,498,054
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $    239,386,259    $     240,582,247
----------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                         $    556,885,137    $     316,302,890
----------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $    796,271,396    $     556,885,137
----------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
AT END OF PERIOD                                               $        158,024    $          77,203
----------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                     CLASS A
                                                ----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004      ---------------------------------------------------------------
                                                (UNAUDITED)(1)        2003       2002(1)        2001(1)      2000(1)      1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $         14.760   $   12.110   $   14.530    $   14.770   $   14.390   $   16.050
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                           $          0.098   $    0.146   $    0.128    $    0.131   $    0.114   $    0.101
Net realized and unrealized gain (loss)                    0.412        2.654       (2.408)        0.100        1.835        0.363
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $          0.510   $    2.800   $   (2.280)   $    0.231   $    1.949   $    0.464
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                      $         (0.090)  $   (0.150)  $   (0.140)   $   (0.125)  $   (0.090)  $   (0.085)
From net realized gain                                        --           --           --        (0.346)      (1.479)      (2.039)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $         (0.090)  $   (0.150)  $   (0.140)   $   (0.471)  $   (1.569)  $   (2.124)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $         15.180   $   14.760   $   12.110    $   14.530   $   14.770   $   14.390
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                             3.46%       23.30%      (15.78)%        1.73%       14.76%        3.40%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $        557,248   $  332,662   $  184,446    $  177,660   $  147,800   $  139,219
Ratios (As a percentage of average daily net
   assets):
   Expenses(3)                                              1.05%(4)     1.13%        1.13%         1.13%        1.15%        1.08%
   Expenses after custodian fee reduction(3)                1.05%(4)     1.13%        1.13%         1.13%        1.15%        0.62%
   Net investment income                                    1.32%(4)     1.24%        0.97%         0.91%        0.82%        0.62%
Portfolio Turnover of the Portfolio                           38%          57%         181%           78%         163%         126%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                     CLASS B
                                                ----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004      ---------------------------------------------------------------
                                                (UNAUDITED)(1)        2003       2002(1)        2001(1)      2000(1)      1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $         17.020   $   13.970   $   16.760    $   16.970   $   16.340   $   17.990
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)                    $          0.048   $    0.070   $    0.033    $    0.035   $    0.004   $   (0.027)
Net realized and unrealized gain (loss)                    0.472        3.045       (2.778)        0.116        2.105        0.416
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $          0.520   $    3.115   $   (2.745)   $    0.151   $    2.109   $    0.389
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                      $         (0.050)  $   (0.065)  $   (0.045)   $   (0.015)  $       --   $       --
From net realized gain                                        --           --           --        (0.346)      (1.479)      (2.039)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $         (0.050)  $   (0.065)  $   (0.045)   $   (0.361)  $   (1.479)  $   (2.039)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $         17.490   $   17.020   $   13.970    $   16.760   $   16.970   $   16.340
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                             3.06%       22.36%      (16.41)%        1.00%       13.86%        2.58%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $        138,093   $  135,355   $   88,907    $   72,891   $   30,368   $   32,489
Ratios (As a percentage of average daily net
   assets):
   Expenses(3)                                              1.80%(4)     1.88%        1.88%         1.88%        1.94%        1.85%
   Expenses after custodian fee reduction(3)                1.80%(4)     1.88%        1.88%         1.88%        1.94%        1.85%
   Net investment income (loss)                             0.56%(4)     0.48%        0.21%         0.21%        0.03%       (0.15)%
Portfolio Turnover of the Portfolio                           38%          57%         181%           78%         163%         126%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                     CLASS C
                                                ----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004      ---------------------------------------------------------------
                                                (UNAUDITED)(1)        2003       2002(1)        2001(1)      2000(1)      1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $         13.550   $   11.120   $   13.330    $   13.590   $   13.370   $   15.110
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)                    $          0.038   $    0.053   $    0.025    $    0.031   $    0.003   $   (0.029)
Net realized and unrealized gain (loss)                    0.372        2.427       (2.200)        0.068        1.696        0.328
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $          0.410   $    2.480   $   (2.175)   $    0.099   $    1.699   $    0.299
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                      $         (0.040)  $   (0.050)  $   (0.035)   $   (0.013)  $       --   $       --
From net realized gain                                        --           --           --        (0.346)      (1.479)      (2.039)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $         (0.040)  $   (0.050)  $   (0.035)   $   (0.359)  $   (1.479)  $   (2.039)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $         13.920   $   13.550   $   11.120    $   13.330   $   13.590   $   13.370
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                             3.03%       22.34%      (16.35)%        0.86%       13.87%        2.47%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $        100,525   $   88,867   $   42,950    $   24,396   $    6,246   $    5,208
Ratios (As a percentage of average daily net
   assets):
   Expenses(3)                                              1.80%(4)     1.88%        1.88%         1.88%        1.95%        1.90%
   Expenses after custodian fee reduction(3)                1.80%(4)     1.88%        1.88%         1.88%        1.95%        1.90%
   Net investment income (loss)                             0.56%(4)     0.49%        0.21%         0.24%        0.02%       (0.19)%
Portfolio Turnover of the Portfolio                           38%          57%         181%           78%         163%         126%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    CLASS R
                                                               ------------------
                                                                PERIOD ENDED
                                                                JUNE 30, 2004
                                                                (UNAUDITED)(1)(2)
---------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $    13.000
---------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                            $     0.066
Net realized and unrealized loss                                      (0.141)(6)
---------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                                       $    (0.075)
---------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                       $    (0.025)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              $    (0.025)
---------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $    12.900
---------------------------------------------------------------------------------

TOTAL RETURN(3)                                                        (0.58)%
---------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $       405
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                          1.30%(5)
   Expenses after custodian fee reduction(4)                            1.30%(5)
   Net investment income                                                1.05%(5)
Portfolio Turnover of the Portfolio                                       38%
---------------------------------------------------------------------------------

(1) For the period from the start of operations, February 18, 2004, to June 30, 2004.
(2) Net investment income per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determing the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.
(6) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of the sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Large-Cap Value Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A, Class B, Class C and Class R shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class R shares are offered at net asset value and are not subject to a sales charge. Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (89.3% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $34,457,229 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2010.

   D OTHER -- Investment transactions are accounted for on a trade-date basis.

   E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to wash sales and distributions from REITs. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                               JUNE 30, 2004       YEAR ENDED
CLASS A                                                        (UNAUDITED)         DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
Sales                                                                16,503,292           11,420,997
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                                        167,181              161,166
Redemptions                                                          (2,991,537)          (4,266,165)
Exchange from Class B shares                                            492,018                   --
----------------------------------------------------------------------------------------------------
NET INCREASE                                                         14,170,954            7,315,998
----------------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                               JUNE 30, 2004       YEAR ENDED
CLASS B                                                        (UNAUDITED)         DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
Sales                                                                 1,257,777            3,059,814
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                                         17,863               24,204
Redemptions                                                            (909,227)          (1,493,795)
Exchange to Class A shares                                             (426,669)                  --
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)                                                 (60,256)           1,590,223
----------------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                               JUNE 30, 2004       YEAR ENDED
CLASS C                                                        (UNAUDITED)         DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
Sales                                                                 1,411,265            3,801,853
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                                         11,865               13,303
Redemptions                                                            (763,839)          (1,118,006)
----------------------------------------------------------------------------------------------------
NET INCREASE                                                            659,291            2,697,150
----------------------------------------------------------------------------------------------------

                                                                                       PERIOD ENDED
                                                                                       JUNE 30, 2004
CLASS R                                                                                (UNAUDITED)
----------------------------------------------------------------------------------------------------
Sales                                                                                         32,936
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                                                                  36
Redemptions                                                                                   (1,568)
----------------------------------------------------------------------------------------------------
NET INCREASE                                                                                  31,404
----------------------------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $37,326 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $66,388 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) Class C shares (Class C Plan), and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Class R Plan requires the Fund to pay EVD amounts equal to 0.25% per annum of the Fund's average daily net assets attributable to Class R shares for the sale and distribution of Class R shares. With respect to Class B and Class C, each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $511,020, $358,945, and $209 for Class B, Class C and Class R shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively, and 0.25% of the average net assets for Class R shares. At June 30, 2004, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $3,927,000 and $9,402,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class R shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2004 amounted to $602,404, $170,340, $119,648 and $209 for Class A, Class B, Class C and Class R shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $83, $154,000 and $10,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $294,728,020 and $80,308,260, respectively, for the six months ended June 30, 2004.

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.0%

SECURITY                                                          SHARES           VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.9%
General Dynamics Corp.                                                  100,000    $      9,930,000
Northrop Grumman Corp.                                                  300,000          16,110,000
---------------------------------------------------------------------------------------------------
                                                                                   $     26,040,000
---------------------------------------------------------------------------------------------------

AGRICULTURAL EQUIPMENT -- 1.0%
Deere & Co.                                                             125,000    $      8,767,500
---------------------------------------------------------------------------------------------------
                                                                                   $      8,767,500
---------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.0%
BorgWarner, Inc.                                                        200,000    $      8,754,000
---------------------------------------------------------------------------------------------------
                                                                                   $      8,754,000
---------------------------------------------------------------------------------------------------

BANKS -- 10.4%
Bank of America Corp.                                                   230,000    $     19,462,600
Bank of New York Co., Inc.                                              200,000           5,896,000
Bank One Corp.                                                          200,000          10,200,000
National City Corp.                                                     500,000          17,505,000
UnionBanCal Corp.                                                       100,000           5,640,000
Wachovia Corp.                                                          375,000          16,687,500
Wells Fargo & Co.                                                       300,000          17,169,000
---------------------------------------------------------------------------------------------------
                                                                                   $     92,560,100
---------------------------------------------------------------------------------------------------

BEVERAGES -- 0.6%
Anheuser-Busch Cos., Inc.                                               100,000    $      5,400,000
---------------------------------------------------------------------------------------------------
                                                                                   $      5,400,000
---------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 2.3%
D.R. Horton, Inc.                                                       400,000    $     11,360,000
Masco Corp.                                                             300,000           9,354,000
---------------------------------------------------------------------------------------------------
                                                                                   $     20,714,000
---------------------------------------------------------------------------------------------------

CHEMICALS -- 1.0%
Air Products and Chemicals, Inc.                                        175,000    $      9,178,750
---------------------------------------------------------------------------------------------------
                                                                                   $      9,178,750
---------------------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 3.0%
SBC Communications, Inc.                                                550,000    $     13,337,500
Verizon Communications, Inc.                                            375,000          13,571,250
---------------------------------------------------------------------------------------------------
                                                                                   $     26,908,750
---------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 4.4%
Diebold, Inc.                                                            90,000    $      4,758,300
Hewlett-Packard Co.                                                     700,000          14,770,000
International Business Machines Corp.                                   165,000          14,544,750
NCR Corp.(1)                                                            100,000           4,959,000
---------------------------------------------------------------------------------------------------
                                                                                   $     39,032,050
---------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 1.3%
Kimberly-Clark Corp.                                                    175,000    $     11,529,000
---------------------------------------------------------------------------------------------------
                                                                                   $     11,529,000
---------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS - MISCELLANEOUS -- 1.7%
Altria Group, Inc.                                                      300,000    $     15,015,000
---------------------------------------------------------------------------------------------------
                                                                                   $     15,015,000
---------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING AND SERVICES -- 3.3%
Cooper Industries Ltd., Class A(2)                                      150,000    $      8,911,500
Eaton Corp.                                                             150,000           9,711,000
Tyco International Ltd.(2)                                              325,000          10,770,500
---------------------------------------------------------------------------------------------------
                                                                                   $     29,393,000
---------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.9%
Edison International                                                    350,000    $      8,949,500
Entergy Corp.                                                           200,000          11,202,000
Exelon Corp.                                                            400,000          13,316,000
FirstEnergy Corp.                                                       275,000          10,287,750
---------------------------------------------------------------------------------------------------
                                                                                   $     43,755,250
---------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
Flextronics International Ltd.(1)(2)                                    450,000    $      7,177,500
Motorola, Inc.                                                          350,000           6,387,500
---------------------------------------------------------------------------------------------------
                                                                                   $     13,565,000
---------------------------------------------------------------------------------------------------

ENERGY TRANSPORTATION AND STORAGE -- 1.0%
Kinder Morgan, Inc.                                                     150,000    $      8,893,500
---------------------------------------------------------------------------------------------------
                                                                                   $      8,893,500
---------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 11.0%
Citigroup, Inc.                                                         375,000    $     17,437,500
Countrywide Financial Corp.                                             250,000          17,562,500
Federal Home Loan Mortgage Corp.                                        175,000          11,077,500
First Data Corp.                                                        100,000           4,452,000

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                          SHARES           VALUE
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
Franklin Resources, Inc.                                                125,000    $      6,260,000
Goldman Sachs Group, Inc.                                               150,000          14,124,000
J.P. Morgan Chase & Co.                                                 175,000           6,784,750
MBNA Corp.                                                              150,000           3,868,500
Merrill Lynch & Co., Inc.                                               300,000          16,194,000
---------------------------------------------------------------------------------------------------
                                                                                   $     97,760,750
---------------------------------------------------------------------------------------------------

FOODS -- 3.6%
Kellogg Co.                                                             200,000    $      8,370,000
Nestle SA(2)                                                             50,000          13,334,398
Sara Lee Corp.                                                          450,000          10,345,500
---------------------------------------------------------------------------------------------------
                                                                                   $     32,049,898
---------------------------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS AND SERVICES -- 1.6%
American International Group, Inc.                                       75,000    $      5,346,000
Anthem, Inc.(1)                                                         100,000           8,956,000
---------------------------------------------------------------------------------------------------
                                                                                   $     14,302,000
---------------------------------------------------------------------------------------------------

INSURANCE -- 6.2%
Allstate Corp. (The)                                                    275,000    $     12,801,250
Medco Health Solutions, Inc.(1)                                         200,000           7,500,000
MetLife, Inc.                                                           475,000          17,028,750
Progressive Corp., (The)                                                 50,000           4,265,000
XL Capital Ltd. - Class A                                               175,000          13,205,500
---------------------------------------------------------------------------------------------------
                                                                                   $     54,800,500
---------------------------------------------------------------------------------------------------

MEDIA -- 2.6%
Time Warner, Inc.(1)                                                    800,000    $     14,064,000
Viacom, Inc., Class B(1)                                                250,000           8,930,000
---------------------------------------------------------------------------------------------------
                                                                                   $     22,994,000
---------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 3.2%
Alcoa, Inc.                                                             300,000    $      9,909,000
Inco, Ltd.(1)(2)                                                        250,000           8,640,000
Phelps Dodge Corp.(1)                                                   125,000           9,688,750
---------------------------------------------------------------------------------------------------
                                                                                   $     28,237,750
---------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.0%
Transocean Sedco Forex, Inc.(1)                                         300,000    $      8,682,000
---------------------------------------------------------------------------------------------------
                                                                                   $      8,682,000
---------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.3%
Apache Corp.                                                            225,000    $      9,798,750
Burlington Resources, Inc.                                              300,000          10,854,000
---------------------------------------------------------------------------------------------------
                                                                                   $     20,652,750
---------------------------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 9.0%
ChevronTexaco Corp.                                                     200,000    $     18,822,000
ConocoPhillips                                                          250,000          19,072,500
Exxon Mobil Corp.                                                       400,000          17,764,000
Marathon Oil Corp.                                                      150,000           5,676,000
Occidental Petroleum Corp.                                              375,000          18,153,750
---------------------------------------------------------------------------------------------------
                                                                                   $     79,488,250
---------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.8%
Weyerhaeuser Co.                                                        250,000    $     15,780,000
---------------------------------------------------------------------------------------------------
                                                                                   $     15,780,000
---------------------------------------------------------------------------------------------------

PHARMACEUTICAL DISTRIBUTION -- 0.8%
AmerisourceBergen Corp.                                                 125,000    $      7,472,500
---------------------------------------------------------------------------------------------------
                                                                                   $      7,472,500
---------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.4%
Pfizer, Inc.                                                            400,000    $     13,712,000
Wyeth                                                                   200,000           7,232,000
---------------------------------------------------------------------------------------------------
                                                                                   $     20,944,000
---------------------------------------------------------------------------------------------------

PUBLISHING -- 1.0%
Gannett Co., Inc.                                                       100,000    $      8,485,000
---------------------------------------------------------------------------------------------------
                                                                                   $      8,485,000
---------------------------------------------------------------------------------------------------

REITS -- 2.7%
AMB Property Corp.                                                      150,000    $      5,194,500
AvalonBay Communities, Inc.                                             200,000          11,304,000
General Growth Properties, Inc.                                         250,000           7,392,500
---------------------------------------------------------------------------------------------------
                                                                                   $     23,891,000
---------------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 1.3%
McDonald's Corp.                                                        450,000    $     11,700,000
---------------------------------------------------------------------------------------------------
                                                                                   $     11,700,000
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                          SHARES           VALUE
---------------------------------------------------------------------------------------------------
RETAIL - SPECIALTY AND APPAREL -- 3.6%
Home Depot, Inc. (The)                                                  300,000    $     10,560,000
J.C. Penney Company, Inc.                                               450,000          16,992,000
TJX Companies, Inc.                                                     200,000           4,828,000
---------------------------------------------------------------------------------------------------
                                                                                   $     32,380,000
---------------------------------------------------------------------------------------------------

SAVINGS & LOANS -- 1.5%
Washington Mutual, Inc.                                                 350,000    $     13,524,000
---------------------------------------------------------------------------------------------------
                                                                                   $     13,524,000
---------------------------------------------------------------------------------------------------

TRANSPORT - SERVICES -- 0.9%
FedEx Corp.                                                             100,000    $      8,169,000
---------------------------------------------------------------------------------------------------
                                                                                   $      8,169,000
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.0%
Burlington Northern Santa Fe Corp.                                      250,000    $      8,767,500
---------------------------------------------------------------------------------------------------
                                                                                   $      8,767,500
---------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 1.2%
Nextel Communications, Inc., Class A(1)                                 400,000    $     10,664,000
---------------------------------------------------------------------------------------------------
                                                                                   $     10,664,000
---------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $775,719,105)                                                  $    880,250,798
---------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.44%, 7/1/04                                                  $          7,711    $      7,711,000
---------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $7,711,000)                                                 $      7,711,000
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
   (IDENTIFIED COST $783,430,105)                                                  $    887,961,798
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.1%                                             $        595,132
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                               $    888,556,930
---------------------------------------------------------------------------------------------------

(1)  Non-income producing security.
(2)  Foreign security.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investments, at value (identified cost, $783,430,105)               $   887,961,798
Interest and dividends receivable                                         1,391,497
Tax reclaim receivable                                                       62,600
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                        $   889,415,895
-----------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                   $       821,322
Payable to affiliate for Trustees' fees                                       3,475
Due to bank                                                                  15,680
Accrued expenses                                                             18,488
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $       858,965
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO           $   888,556,930
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals             $   784,021,380
Net unrealized appreciation (computed on the basis of
  identified cost)                                                      104,535,550
-----------------------------------------------------------------------------------
TOTAL                                                               $   888,556,930
-----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes, $42,339)                           $     9,448,898
Interest                                                                    100,376
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             $     9,549,274
-----------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                              $     2,520,961
Trustees' fees and expenses                                                   9,058
Custodian fee                                                               118,435
Legal and accounting services                                                19,656
Miscellaneous                                                                 3,627
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $     2,671,737
-----------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                       $             4
-----------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                            $             4
-----------------------------------------------------------------------------------

NET EXPENSES                                                        $     2,671,733
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $     6,877,541
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $    32,798,675
   Foreign currency transactions                                               (131)
-----------------------------------------------------------------------------------
NET REALIZED GAIN                                                   $    32,798,544
-----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $   (12,451,904)
   Foreign currency                                                           1,421
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $   (12,450,483)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    $    20,348,061
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    27,225,602
-----------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
                                                  JUNE 30, 2004        YEAR ENDED
                                                  (UNAUDITED)          DECEMBER 31, 2003
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                        $        6,877,541    $        7,132,389
   Net realized gain from investment
      transactions and foreign currency
      transactions                                      32,798,544               493,464
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                             (12,450,483)           94,109,874
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       27,225,602    $      101,735,727
----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $      301,280,293    $      309,829,467
   Withdrawals                                         (82,831,927)          (95,452,977)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                 $      218,448,366    $      214,376,490
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      $      245,673,968    $      316,112,217
----------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                          $      642,882,962    $      326,770,745
----------------------------------------------------------------------------------------
AT END OF PERIOD                                $      888,556,930    $      642,882,962
----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                      SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004    ------------------------------------------------------------
                                                      (UNAUDITED)        2003        2002         2001         2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                  0.66%(2)       0.69%       0.71%        0.71%        0.73%       0.71%
   Expenses after custodian fee reduction                    0.66%(2)       0.69%       0.71%        0.71%        0.73%       0.71%
   Net investment income                                     1.71%(2)       1.68%       1.40%        1.35%        1.23%       0.99%
Portfolio Turnover                                             38%            57%        181%          78%         163%        126%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              3.67%         23.84%     (15.42)%       2.16%          --          --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)               $ 888,557      $ 642,883   $ 326,771    $ 287,357   $  190,445   $ 177,047
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(2) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by, under normal circumstances, investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2004, the Eaton Vance Large-Cap Value Fund and Eaton Vance Balanced Fund held interests of 89.3% and 8.3% in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2004, the fee amounted to $2,520,961. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $526,021,246 and $295,705,800 respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                $   783,430,105
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                 $   107,160,395
   Gross unrealized depreciation                                      (2,628,702)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                   $   104,531,693
   -----------------------------------------------------------------------------

   The net unrealized appreciation on foreign currency at June 30, 2004, was $3,857.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolio and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to the Bank. At June 30, 2004, the Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $15,680.

EATON VANCE LARGE-CAP VALUE FUND
INVESTMENT MANAGEMENT

EATON VANCE LARGE-CAP VALUE FUND

                        OFFICERS
                        Thomas E. Faust Jr.
                        President

                        Duke E. Laflamme
                        Vice President

                        Thomas H. Luster
                        Vice President

                        George C. Pierides
                        Vice President

                        James L. O'Connor
                        Treasurer

                        Alan R. Dynner
                        Secretary

                        TRUSTEES
                        James B. Hawkes

                        Samuel L. Hayes, III

                        William H. Park

                        Ronald A. Pearlman

                        Norton H. Reamer

                        Lynn A. Stout

LARGE-CAP VALUE PORTFOLIO

                        OFFICERS
                        Duncan W. Richardson
                        President

                        Michael R. Mach
                        Vice President and Portfolio
                        Manager

                        William J. Austin, Jr.
                        Treasurer

                        Alan R. Dynner
                        Secretary

                        TRUSTEES
                        James B. Hawkes

                        Samuel L. Hayes, III

                        William H. Park

                        Ronald A. Pearlman

                        Norton H. Reamer

                        Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                 INVESTMENT ADVISER OF LARGE-CAP VALUE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                ADMINISTRATOR OF EATON VANCE LARGE-CAP VALUE FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                        EATON VANCE LARGE-CAP VALUE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


      THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT
  OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
   CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH
       YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE
   YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

173-2/04                                                                  GNCSRC

ITEM 2. CODE OF ETHICS
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST ON BEHALF OF (EATON VANCE LARGE-CAP VALUE
FUND)


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------